Related party transactions - Key management's remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Salaries and other short-term employee benefits	$ 3,500	$ 3,333	$ 3,191
Post-employment benefits - contributions to defined contribution plans and share-based payment	1,692	1,859	1,237
Directors' fees	585	376	376
Key management's remuneration	$ 5,777	$ 5,568	$ 4,804